BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2019 USD ($)
BORROWINGS
2020	$ 49,548,900
2021	56,729,900
2022	56,011,800
2023	33,749,623
2024	5,026,700
Total	$ 201,066,923